Document and Entity Information	Feb. 09, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 09, 2023
Entity File Number	001-38528
Entity Registrant Name	US XPRESS ENTERPRISES INC
Entity Central Index Key	0000923571
Entity Incorporation, State or Country Code	NV
Entity Tax Identification Number	62-1378182
Entity Address, Address Line One	4080 Jenkins Road
Entity Address, City or Town	Chattanooga
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37421
City Area Code	423
Local Phone Number	510-3000
Title of 12(b) Security	Class A Common Stock, $0.01 par value
Trading Symbol	USX
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false